Consolidated Balance Sheets (Parenthetical) (USD $)	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Consolidated Balance Sheets [Abstract]
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	490,000,000	490,000,000	490,000,000
Common Stock, shares issued	25,224,269	24,897,199	24,549,029
Common Stock, shares outstanding	25,224,269	24,897,199	24,549,029